Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (123,200)	$ 2,983	$ (110,605)	$ (89)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation expense	587	0	614	0
Changes in operating assets and liabilities:
Accounts receivable	72,000	(24,000)	(72,000)	0
Prepaid expense	(818)	(150)	(104)	0
Accounts payable and accrued liabilities	58,907	0	113,148	89
Accounts payable and accrued liabilities - related parties	(35,939)	6,000	36,132	0
Net cash used in operating activities	(28,463)	(15,167)	(32,815)	0
Cash flows from investing activities
Cash paid for purchases of property and equipment			(3,555)	0
Net cash used in investing activities			(3,555)	0
Cash flows from financing activities
Proceeds from issuance of common stock for cash	0	150,000	150,000	0
Net cash provided by financing activities	0	150,000	150,000	0
Effect of exchange rate changes on cash and cash equivalents	1,216	0	(6,767)	0
Net increase (decrease) in cash and cash equivalents	(27,247)	134,833	106,863	0
Cash and cash equivalents - beginning of period	106,863	0	0	0
Cash and cash equivalents - end of period	79,616	134,833	106,863	0
Supplementary cash flows information:
Interest paid	0	0	0	0
Income taxes paid	$ 0	$ 0	$ 0	$ 0